RIGHT OF USE ASSETS (Tables)	12 Months Ended
Dec. 31, 2024
Right Of Use Assets
SCHEDULE OF RIGHT OF USE ASSETS
Total
Cost
Balance at 2022	$683,117
Additions	740,355
Balance at December 31, 2023	$1,423,472
Foreign exchange	31,567
Balance at December 31, 2024	$1,455,039

Accumulated depreciation
Balance at December 31, 2022	$338,371
Charge for the year	363,086
Foreign exchange	328
Balance at December 31, 2023	$701,785
Charge for the year	356,841
Foreign exchange	24,069
Balance at December 31, 2024	$1,082,695

Net book value:
December 31, 2023	$721,687
December 31, 2024	$372,344

SCHEDULE OF RIGHT OF USE ASSETS RELATED TO LEASES	The consolidated statement of financial position shows the following amounts related to leases:
	December 31, 2024	December 31, 2023
Buildings	$372,344	$721,687